Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Cash paid for income taxes was $2 and $7 in 2021 and 2020, respectively. Cash paid for interest and noncash investing and financing activities were as follows:

	2021	2020
Noncash investing and financing activities:
Property and equipment included in accounts payable	$4,532	$1,454
Vesting of early exercised stock options	182	388
Non-cash acquisition	1,939,813	—
Cash, cash equivalents, and restricted cash at end of year:
Cash and cash equivalents	$1,610,135	$387,346
Restricted cash	16,112	12,482

Total cash, cash equivalents, and restricted cash	$1,626,247	$399,828